Note 19 - Derivatives (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Derivative Instruments [Table Text Block]
Effective date	Termination date	Notional amount (Non-amortizing) on effective date in Euro	Notional amount (Non-amortizing) on effective date in USD	Fixed rate (Costamare receives in Euro)	Fixed rate (Costamare pays in USD)	Fair value December 31, 2021 (in USD)

21/5/2021	21/11/2025	€50,000	$61,175	2.70%	4.10%	$(5,329)
25/5/2021	21/11/2025	€50,000	$61,200	2.70%	4.05%	$(4,837)
Total fair value						$(10,166)

Schedule of Derivatives In ASC 815 Cash Flow Hedging Relationships [Table Text Block]
The Effect of Derivative Instruments for the years ended
December 31, 2019, 2020 and 2021
Derivatives in ASC 815 Cash Flow Hedging Relationships
	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative
	2019	2020	2021
Interest rate and cross-currency rate swaps	$(3,931)	$(8,129)	$382
Reclassification to Interest and finance costs	(1,885)	1,323	6,417
Total	$(5,816)	$(6,806)	$6,799

Schedule of Derivatives Not Designated as Hedging Instruments under ASC 815 [Table Text Block]
Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Income on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
		2019	2020	2021
Non-hedging interest rate swaps	Loss on derivative instruments, net	$(727)	$(2,283)	$(380)
Forward contracts	Loss on derivative instruments, net	124	337	(866)
Total		$(603)	$(1,946)	$(1,246)